ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
SCHEDULE OF ASSUMPTIONS USED FOR ACTUARIAL VALUATIONS

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	December 31, 2023	December 31, 2022

Discount rate	2.25%-2.75%	2.50%-3.25%
Mortality rate	(2010-2013) - CL5/CL6 up 2 years*
Annual withdrawal rate	3.00%	3.00%
Annual increase rate of supplemental medical benefits	6.00%	6.00%
Annual increase rate of social insurance, housing fund and EAP	8.00%	8.00%

*	China Life Insurance Mortality Table (2010-2013)

SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATIONS

Movements in the present value of the retirement and supplemental benefit obligations during the years ended December 31, 2023, 2022 and 2021 are as follows:

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000
Beginning of period	60,913	74,794	80,734
Service costs	65	65	60
Interest costs	1,353	1,663	2,202
Benefits paid	(9,475)	(10,606)	(11,849)
Actuarial loss arising from changes in financial assumptions	790	343	1,523
Past service costs	413	341	-
Translation adjustment	(1,709)	(5,687)	2,124

End of period	52,350	60,913	74,794

SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATION IN CONSOLIDATED BALANCE SHEET

The amount of retirement and supplemental benefit obligations recognized in the consolidated balance sheets are determined as follows:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
End of period	52,350	60,913
Less: net amount due within one year	(8,809)	(9,338)
Net amount due after one year	43,541	51,575

SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS COMPONENTS

The following amounts were recorded in the consolidated statements of operations as components of the net periodic benefit cost:

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000
Service costs	65	65	60
Interest costs	1,353	1,663	2,202
Amortization of actuarial losses	3	1	-
Amortization of past service cost	27	27	-
Net periodic benefit cost	1,448	1,756	2,262

SCHEDULE OF AMOUNTS RECORDED IN CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

The following amounts were recorded in the consolidated statements of comprehensive loss:

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000
Actuarial loss arising from changes in financial assumptions	833	254	888
Past service costs	413	341	-
Amortization recognized in net period benefit cost	(30)	(28)	-
Total	1,216	567	888

SCHEDULE OF DEFINED BENEFIT EXPECTED
US$’000

2024	8,809
2025	7,999
2026	7,276
2027	6,340
2028	5,463
Total	35,887